DEPOSITS, PREPAIDS AND OTHER ASSETS (Tables)	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information about prepayments and other assets

As at	March 31 2025	March 31 2024
Prepaid assets	$41,208	$38,046
Restricted cash (i)	784	—
Supplier deposits (ii)	33,429	35,686
Investment tax credit receivable	24,463	19,379
Current portion of cross-currency interest rate swap instrument	2,597	—
Forward foreign exchange contracts	1,698	5,050
	$104,179	$98,161

(i) Restricted cash primarily consists of a pledged account for post-employment benefit payments.
(ii) As at March 31, 2025, the long-term portion of deposits was $4,992 (March 31, 2024 - $nil) which is recorded in long-term deposits in the consolidated statements of financial position.